Summary of Available for Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 171,193		$ 173,903	[1]
Gross Unrealized Gains	1,765		4,547
Gross Unrealized Losses	(2,738)		(1,937)
Fair Value	170,220		176,513
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	54,228		55,027	[1]
Gross Unrealized Gains	485		1,255
Gross Unrealized Losses	(168)		(23)
Fair Value	54,545		56,259
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,551		23,388	[1]
Gross Unrealized Gains	134		579
Gross Unrealized Losses	(393)		0
Fair Value	26,292		23,967
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	77,037	[2]	69,399	[1],[2]
Gross Unrealized Gains	889	[2]	2,211	[2]
Gross Unrealized Losses	(1,809)	[2]	(66)	[2]
Fair Value	76,117	[2]	71,544	[2]
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	530	[2]	4,784	[1],[2]
Gross Unrealized Gains	26	[2]	52	[2]
Gross Unrealized Losses	(2)	[2]	(124)	[2]
Fair Value	554	[2]	4,712	[2]
Mortgage-backed Securities, Non-agency - HELOC [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			2,555	[1],[2]
Gross Unrealized Gains			0	[2]
Gross Unrealized Losses			(78)	[2]
Fair Value			2,477	[2]
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,708		7,555	[1]
Gross Unrealized Gains	90		188
Gross Unrealized Losses	0		(49)
Fair Value	3,798		7,694
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,210		5,993	[1]
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(19)		(1,597)
Fair Value	1,191		4,396
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,063		5,152	[1]
Gross Unrealized Gains	141		262
Gross Unrealized Losses	(81)		0
Fair Value	4,123		5,414
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,841
Gross Unrealized Gains	0
Gross Unrealized Losses	(266)
Fair Value	3,575
Foreign government securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25		50	[1]
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Fair Value	$ 25		$ 50

[1]	(1) Net of OTTI write-downs recognized in earnings.
[2]	(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”). Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.